VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Communication Services: 0.4%
385,221		Entravision Communications Corp.	$1,225,003	0.3
35,197		Townsquare Media, Inc.	247,435	0.1
			1,472,438	0.4

		Consumer Discretionary: 7.4%
21,678		Advance Auto Parts, Inc.	3,585,541	1.0
13,077		Aptiv PLC	1,143,191	0.3
58,689		BorgWarner, Inc.	2,152,712	0.6
121,901	(1)	Camping World Holdings, Inc.	1,084,919	0.3
52,701		Carnival Corp.	2,303,561	0.6
26,813		Genuine Parts Co.	2,670,307	0.7
93,825		Honda Motor Co., Ltd. ADR	2,446,956	0.7
38,070	(2)	MarineMax, Inc.	589,324	0.2
32,615		Penske Auto Group, Inc.	1,542,037	0.4
69,592		Pulte Group, Inc.	2,543,588	0.7
27,261	(2)	Red Robin Gourmet Burgers, Inc.	906,701	0.3
20,514		Sodexo SA	2,303,009	0.6
17,621		Target Corp.	1,883,861	0.5
30,001		Thor Industries, Inc.	1,699,257	0.5
			26,854,964	7.4

		Consumer Staples: 5.9%
70,513		Conagra Brands, Inc.	2,163,339	0.6
79,426	(2)	Hain Celestial Group, Inc.	1,705,673	0.5
14,757		JM Smucker Co.	1,623,565	0.5
21,704		Kellogg Co.	1,396,653	0.4
15,717		Kimberly-Clark Corp.	2,232,600	0.6
103,003		Koninklijke Ahold Delhaize NV	2,575,872	0.7
20,263		Mondelez International, Inc.	1,120,949	0.3
325,165		Orkla ASA	2,958,779	0.8
47,224	(1)	Spectrum Brands Holdings, Inc.	2,489,649	0.7
32,412		Sysco Corp.	2,573,513	0.7
14,026	(1)	Weis Markets, Inc.	534,952	0.1
			21,375,544	5.9

		Energy: 3.7%
101,465		Baker Hughes a GE Co.	2,353,988	0.7
23,250	(2)	C&J Energy Services, Inc.	249,473	0.1
17,648	(2)	Cactus, Inc.	510,733	0.1
101,614	(1),(2)	Callon Petroleum Co.	441,005	0.1
84,679	(2)	Centennial Resource Development, Inc./DE	382,326	0.1
33,792		ConocoPhillips	1,925,468	0.5
64,725	(2)	Earthstone Energy, Inc.	210,356	0.1
49,302		Imperial Oil Ltd.	1,283,858	0.4
14,833	(1)	Liberty Oilfield Services, Inc.	160,641	0.0
78,414	(1),(2)	Magnolia Oil & Gas Corp.	870,395	0.2
136,985	(1),(2)	NCS Multistage Holdings, Inc.	273,970	0.1
93,981		Noble Energy, Inc.	2,110,813	0.6
24,405		Parsley Energy, Inc.	410,004	0.1
55,939		Schlumberger Ltd.	1,911,436	0.5
38,165	(2)	WPX Energy, Inc.	404,167	0.1
			13,498,633	3.7

		Financials: 26.7%
40,414		Aflac, Inc.	2,114,461	0.6
26,375		Ameriprise Financial, Inc.	3,879,763	1.1
11,736		Ameris Bancorp.	472,257	0.1
15,505		Amerisafe, Inc.	1,025,036	0.3
25,782		Ares Management Corp.	691,215	0.2
7,735		Arthur J. Gallagher & Co.	692,824	0.2
39,923		Axis Capital Holdings Ltd.	2,663,663	0.7
14,018		Bank OZK	382,271	0.1
84,985		BankUnited, Inc.	2,857,196	0.8
112,619		BB&T Corp.	6,010,476	1.7
33,416		Brown & Brown, Inc.	1,204,981	0.3
182,835		Capitol Federal Financial, Inc.	2,519,466	0.7
21,351		Chubb Ltd.	3,446,905	0.9
52,707		Comerica, Inc.	3,478,135	1.0
46,473	(1)	Commerce Bancshares, Inc.	2,818,587	0.8
159,147	(3)	Compass Diversified Holdings	3,136,787	0.9
64,487	(2)	CrossFirst Bankshares, Inc.	922,487	0.3
147,526	(2)	Donnelley Financial Solutions, Inc.	1,817,520	0.5
195,908		First Hawaiian, Inc.	5,230,744	1.4
10,113		Globe Life, Inc.	968,421	0.3
6,045		Hanover Insurance Group, Inc.	819,339	0.2
36,612		Hilltop Holdings, Inc.	874,661	0.2
155,248		Home Bancshares, Inc./Conway AR	2,917,886	0.8
24,279		Independent Bank Group, Inc.	1,277,318	0.4
20,472		James River Group Holdings Ltd.	1,048,985	0.3
17,138		LegacyTexas Financial Group, Inc.	746,017	0.2
19,041		M&T Bank Corp.	3,007,907	0.8
82,294		Northern Trust Corp.	7,679,676	2.1
41,561		Origin Bancorp, Inc.	1,402,268	0.4
30,117		Pacific Premier Bancorp, Inc.	939,349	0.3
128,334		ProAssurance Corp.	5,168,010	1.4
20,590	(2)	ProSight Global, Inc.	398,622	0.1
19,980	(1)	Prosperity Bancshares, Inc.	1,411,187	0.4
19,667		Reinsurance Group of America, Inc.	3,144,360	0.9
5,950		RenaissanceRe Holdings Ltd.	1,151,028	0.3
16,649		Signature Bank	1,984,894	0.5
9,133		South State Corp.	687,715	0.2
39,162		State Street Corp.	2,317,999	0.6
38,566	(2)	Texas Capital Bancshares, Inc.	2,107,632	0.6
25,337		TowneBank/Portsmouth VA	704,495	0.2
6,456		Travelers Cos, Inc.	959,943	0.3
61,449		UMB Financial Corp.	3,968,376	1.1
266,702		Valley National Bancorp	2,899,051	0.8
27,619		Westamerica Bancorp.	1,717,349	0.5

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
812		White Mountains Insurance Group Ltd.	$876,960	0.2
			96,544,222	26.7

		Health Care: 9.2%
69,561		Cardinal Health, Inc.	3,282,584	0.9
37,437		Cerner Corp.	2,552,080	0.7
33,768	(2)	Henry Schein, Inc.	2,144,268	0.6
37,312	(2)	Hologic, Inc.	1,883,883	0.5
18,680		McKesson Corp.	2,552,809	0.7
54,177	(1)	Patterson Cos., Inc.	965,434	0.3
58,473	(1),(2)	Premier, Inc.	1,691,039	0.5
31,780	(2)	Providence Service Corp.	1,889,639	0.5
36,815		Quest Diagnostics, Inc.	3,940,309	1.1
57,456	(4)	Siemens Healthineers AG	2,259,301	0.6
16,607		Universal Health Services, Inc.	2,470,291	0.7
56,444		Zimmer Biomet Holdings, Inc.	7,748,068	2.1
			33,379,705	9.2

		Industrials: 16.9%
39,355		Atlas Copco AB - B Shares	1,065,697	0.3
263,537		BAE Systems PLC	1,845,616	0.5
22,298		Brink's Co.	1,849,619	0.5
77,015	(2)	Ceco Environmental Corp.	537,950	0.1
158,132	(2)	Charah Solutions, Inc.	335,240	0.1
31,545	(2)	Colfax Corp.	916,698	0.3
19,288		Cummins, Inc.	3,137,579	0.9
25,899		Deluxe Corp.	1,273,195	0.3
13,179	(2)	DXP Enterprises, Inc.	457,575	0.1
15,209	(2)	Dycom Industries, Inc.	776,419	0.2
30,594		Eaton Corp. PLC	2,543,891	0.7
74,115		Emerson Electric Co.	4,955,329	1.4
13,332		EnPro Industries, Inc.	915,242	0.3
41,159	(2)	Foundation Building Materials, Inc.	637,553	0.2
1,210	(2)	Gibraltar Industries, Inc.	55,587	0.0
12,505	(2)	GMS, Inc.	359,144	0.1
15,515		Graham Corp.	308,128	0.1
128,726		Heartland Express, Inc.	2,768,896	0.8
42,771		Hubbell, Inc.	5,620,109	1.5
15,007		Hurco Cos, Inc.	482,775	0.1
197,270		IMI PLC	2,328,524	0.6
184,752	(2)	Innerworkings, Inc.	818,451	0.2
79,455		Johnson Controls International plc	3,487,280	1.0
25,728		Korn Ferry	994,130	0.3
64,485		MSC Industrial Direct Co.	4,677,097	1.3
45,294		Mueller Water Products, Inc.	509,105	0.1
142,122		nVent Electric PLC	3,132,369	0.9
25,694		Paccar, Inc.	1,798,837	0.5
17,036		Republic Services, Inc.	1,474,466	0.4
23,833		Schneider Electric SE	2,084,015	0.6
71,024		Southwest Airlines Co.	3,836,006	1.1
33,128		Textron, Inc.	1,621,947	0.4
49,985		Timken Co.	2,174,847	0.6
4,861		Unifirst Corp.	948,478	0.3
2,848		Valmont Industries, Inc.	394,277	0.1
			61,122,071	16.9

		Information Technology: 7.6%
6,017	(2)	Advanced Energy Industries, Inc.	345,436	0.1
83,505		Applied Materials, Inc.	4,166,899	1.2
11,666		Avnet, Inc.	518,962	0.1
28,905		Belden, Inc.	1,541,793	0.4
101,354	(2)	Casa Systems, Inc.	796,136	0.2
1,961		Cass Information Systems, Inc.	105,874	0.0
8,053	(2)	Coherent, Inc.	1,237,907	0.3
34,103		Cypress Semiconductor Corp.	795,964	0.2
25,788		EVERTEC, Inc.	805,101	0.2
97,293		HP, Inc.	1,840,784	0.5
21,057	(2)	II-VI, Inc.	741,417	0.2
53,906		Kulicke & Soffa Industries, Inc.	1,265,713	0.4
22,384		LogMeIn, Inc.	1,588,369	0.4
55,356		Maxim Integrated Products	3,205,666	0.9
22,283		Microchip Technology, Inc.	2,070,313	0.6
36,820		Presidio, Inc.	622,258	0.2
11,344		Sapiens International Corp. NV	222,796	0.1
26,899		TE Connectivity Ltd.	2,506,449	0.7
6,339	(2)	Tech Data Corp.	660,777	0.2
75,646	(2)	Teradata Corp.	2,345,026	0.7
			27,383,640	7.6

		Materials: 4.6%
286,582		Graphic Packaging Holding Co.	4,227,084	1.2
47,916		Innophos Holdings, Inc.	1,555,353	0.4
35,475		Minerals Technologies, Inc.	1,883,368	0.5
91,356		Mondi PLC	1,749,222	0.5
5,624		Neenah, Inc.	366,235	0.1
24,254		Packaging Corp. of America	2,573,349	0.7
69,115		Silgan Holdings, Inc.	2,075,869	0.6
26,694		Sonoco Products Co.	1,553,858	0.4
92,905	(1)	Tecnoglass, Inc.	755,318	0.2
			16,739,656	4.6

		Real Estate: 6.9%
108,158		Brandywine Realty Trust	1,638,594	0.5
13,542		CareTrust REIT, Inc.	318,305	0.1
6,991		Community Healthcare Trust, Inc.	311,449	0.1
27,799		Cousins Properties, Inc.	1,044,964	0.3
130,186		Empire State Realty Trust, Inc.	1,857,754	0.5
10,910		Highwoods Properties, Inc.	490,295	0.1
110,755		Kite Realty Group Trust	1,788,693	0.5
52,936		Lexington Realty Trust	542,594	0.2
83,738		MGM Growth Properties LLC	2,516,327	0.7
8,945		National Health Investors, Inc.	736,979	0.2
1		Omega Healthcare Investors, Inc.	42	0.0
44,871		Physicians Realty Trust	796,460	0.2
107,926		Piedmont Office Realty Trust, Inc.	2,253,495	0.6

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
33,292	RLJ Lodging Trust	$565,631	0.2
30,821	Sabra Healthcare REIT, Inc.	707,650	0.2
58,444	Summit Hotel Properties, Inc.	677,950	0.2
15,027	Urstadt Biddle Properties, Inc.	356,140	0.1
39,263	Weingarten Realty Investors	1,143,731	0.3
25,327	Welltower, Inc.	2,295,893	0.6
175,388	Weyerhaeuser Co.	4,858,248	1.3
		24,901,194	6.9

	Utilities: 7.1%
33,549	Ameren Corp.	2,685,598	0.7
21,097	Atmos Energy Corp.	2,402,737	0.7
38,110	Edison International	2,874,256	0.8
24,174	Eversource Energy	2,066,152	0.6
39,373	NorthWestern Corp.	2,954,944	0.8
35,214	Pinnacle West Capital Corp.	3,418,223	1.0
29,233	Spire, Inc.	2,550,287	0.7
16,704	WEC Energy Group, Inc.	1,588,550	0.4
79,642	Xcel Energy, Inc.	5,167,969	1.4
		25,708,716	7.1

	Total Common Stock (Cost $332,377,466)	348,980,783	96.4

EXCHANGE-TRADED FUNDS: 1.8%
73,357	iShares Russell Mid-Cap Value ETF	6,580,123	1.8

	Total Exchange-Traded Funds (Cost $6,277,181)	6,580,123	1.8

	Total Long-Term Investments (Cost $338,654,647)	355,560,906	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
		Repurchase Agreements: 1.7%
439,978	(5)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $440,006, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $448,778, due 10/10/19-05/15/45)	439,978	0.1
1,488,900	(5)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,488,997, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $1,518,778, due 09/01/24-08/01/49)	1,488,900	0.4
1,488,900	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,488,998, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,518,678, due 10/25/19-07/15/61)	1,488,900	0.4
1,488,900	(5)	Jefferies LLC, Repurchase Agreement dated 09/30/19, 2.45%, due 10/01/19 (Repurchase Amount $1,489,000, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,518,678, due 10/02/19-11/20/48)	1,488,900	0.4
1,488,900	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,488,997, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,518,678, due 10/15/19-09/01/49)	1,488,900	0.4
			6,395,578	1.7

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
6,812,308	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860% (Cost $6,812,308)	$6,812,308	1.9

	Total Short-Term Investments (Cost $13,207,886)	13,207,886	3.6

	Total Investments in Securities (Cost $351,862,533)	$368,768,792	101.8
	Liabilities in Excess of Other Assets	(6,640,345)	(1.8)
	Net Assets	$362,128,447	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Security is a Master Limited Partnership.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$1,472,438	$–	$–	$1,472,438
Consumer Discretionary	26,854,964	–	–	26,854,964
Consumer Staples	15,840,893	5,534,651	–	21,375,544
Energy	13,498,633	–	–	13,498,633
Financials	96,544,222	–	–	96,544,222
Health Care	31,120,404	2,259,301	–	33,379,705
Industrials	53,798,219	7,323,852	–	61,122,071
Information Technology	27,383,640	–	–	27,383,640
Materials	14,990,434	1,749,222	–	16,739,656
Real Estate	24,901,194	–	–	24,901,194
Utilities	25,708,716	–	–	25,708,716
Total Common Stock	332,113,757	16,867,026	–	348,980,783
Exchange-Traded Funds	6,580,123	–	–	6,580,123
Short-Term Investments	6,812,308	6,395,578	–	13,207,886
Total Investments, at fair value	$345,506,188	$23,262,604	$–	$368,768,792
Other Financial Instruments+
Forward Foreign Currency Contracts	–	264,779	–	264,779
Total Assets	$345,506,188	$23,527,383	$–	$369,033,571
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(6,621)	$–	$(6,621)
Total Liabilities	$–	$(6,621)	$–	$(6,621)

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 8,766,372	USD 82,061	Bank of America N.A.	12/30/19	$(407)
USD 1,588,256	JPY 170,308,669	Bank of America N.A.	12/30/19	1,925
USD 7,896,437	EUR 7,086,074	Credit Suisse AG	12/31/19	116,126
SEK 392,829	USD 40,755	Goldman Sachs & Co.	12/30/19	(591)
SEK 233,735	USD 24,116	Goldman Sachs & Co.	12/30/19	(218)
USD 1,063,185	SEK 10,273,447	Goldman Sachs & Co.	12/30/19	12,787
USD 2,554,513	NOK 22,810,013	Goldman Sachs & Co.	12/30/19	43,467
USD 64,636	NOK 584,578	Goldman Sachs & Co.	12/30/19	282
NOK 603,451	USD 66,455	Goldman Sachs & Co.	12/30/19	(256)
SEK 571,423	USD 58,406	Goldman Sachs & Co.	12/30/19	(176)
GBP 107,725	USD 134,349	JPMorgan Chase Bank N.A.	12/31/19	(1,375)
USD 5,237,097	GBP 4,169,663	JPMorgan Chase Bank N.A.	12/31/19	90,127
CAD 41,906	USD 31,618	Morgan Stanley	12/31/19	65
USD 1,155,038	CAD 1,532,528	Morgan Stanley	12/31/19	(3,598)
				$258,158

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $358,524,157.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$35,401,571
Gross Unrealized Depreciation	(24,810,974)

Net Unrealized Appreciation	$10,590,597